Strategic Investments	12 Months Ended
Sep. 30, 2012
Equity Method Investments and Joint Ventures [Abstract]
Strategic Investments
STRATEGIC INVESTMENTS
At September 30, 2012, we owned 16,644,640 ordinary shares of Albemarle & Bond Holdings, PLC, representing approximately 30% of its total outstanding shares. Our total cost for those shares was approximately $27.6 million. Albemarle & Bond is primarily engaged in pawnbroking, retail jewelry sales, check cashing and lending in the United Kingdom. We account for the investment using the equity method. Since Albemarle & Bond’s fiscal year ends three months prior to ours, we report the income from this investment on a three-month lag. Albemarle & Bond files semi-annual financial reports for its fiscal periods ending December 31 and June 30. The income reported for our fiscal year ended September 30, 2012 represents our percentage interest in the results of Albemarle & Bond’s operations from July 1, 2011 to June 30, 2012. In fiscal 2012, 2011 and 2010, we received dividends from Albemarle & Bond of $3.3 million, $3.2 million and $2.3 million, respectively. Albemarle & Bond’s accumulated undistributed after-tax earnings included in our consolidated retained earnings were $27.6 million at September 30, 2012.
Conversion of Albemarle & Bond’s financial statements into US Generally Accepted Accounting Principles (“GAAP”) resulted in no material differences from those reported by Albemarle & Bond following International Financial Reporting Standards (“IFRS”).
In its functional currency of British pounds, Albemarle & Bond’s total assets increased 14% from June 30, 2011 to June 30, 2012 and its net income improved 2% for the year ended June 30, 2012. The following table presents summary financial information for Albemarle & Bond’s most recently reported results after translation to U.S. dollars (using the exchange rate as of June 30 of each year for balance sheet items and average exchange rates for the income statement items for the periods indicated):

	As of June 30,
	2012	2011
	(in thousands)
Current assets	$141,880	$125,862
Non-current assets	69,282	64,325
Total assets	$211,162	$190,187
Current liabilities	$15,772	$18,620
Non-current liabilities	70,016	57,016
Shareholders’ equity	125,374	114,551
Total liabilities and shareholders’ equity	$211,162	$190,187

	Year ended June 30,
	2012	2011	2010
	(in thousands)
Gross revenues	$186,479	$162,002	$129,794
Gross profit	109,474	97,197	84,850
Profit for the year (net income)	24,835	24,324	22,792

At September 30, 2012, the recorded balance of our investment in Albemarle & Bond, accounted for on the equity method, was $51.8 million. Because Albemarle & Bond publicly reports its financial results only semi-annually as of June 30 and December 31, the latest Albemarle & Bond figures available are as of June 30, 2012, at which point our equity in net assets of Albemarle & Bond was $37.6 million. The difference between the recorded balance and our equity in Albemarle & Bond’s net assets represents the $10.0 million of unamortized goodwill, plus the cumulative difference resulting from Albemarle & Bond’s earnings, dividend payments and translation gains and losses since the dates of investment. Albermarle & Bond's accumulated undistributed after-tax earnings included in our consolidated retained earnings were $27.6 million at September 30, 2012.
At September 30, 2012, we owned 124,418,000 shares, or approximately 33% of the total ordinary shares of Cash Converters International Limited, which is a publicly-traded company headquartered in Perth, Australia. We acquired the shares between November 2009 and May 2010 for approximately $57.8 million. Cash Converters franchises and operates a worldwide network of approximately 700 specialty financial services and retail stores that provide pawn loans, short-term unsecured loans and other consumer finance products, and buy and sell second-hand goods. Cash Converters has significant store concentrations in Australia and the United Kingdom.
We account for our investment in Cash Converters using the equity method. Since Cash Converters’ fiscal year ends three months prior to ours, we report the income from this investment on a three-month lag. Cash Converters files semi-annual financial reports for its fiscal periods ending December 31 and June 30. Due to the three-month lag, income reported for our fiscal years ended September 30, 2012 and 2011 represents our percentage interest in the results of cash Converters’ operations from July 1, 2011 to June 30, 2012 and from July 1, 2010 to June 30, 2011. Our results for the twelve-month period ended September 30, 2010 include our percentage interest in Cash Converters’ 237 days of earnings from November 6, 2009 to June 30, 2010. This amount was estimated through daily proration of Cash Converters’ reported results for the twelve months ended June 30, 2010. In fiscal 2012, 2011 and 2010 we recorded dividends from Cash Converters of $4.4 million, $4.1 million and $1.5 million, respectfully. Cash Converters’ accumulated undistributed after-tax earnings included in our consolidated retained earnings were $12.8 million at September 30, 2012.
Conversion of Cash Converters’ financial statements into US GAAP resulted in no material differences from those reported by Cash Converters following IFRS.
In its functional currency of Australian dollars, Cash Converters’ total assets increased 17% from June 30, 2011 to June 30, 2012 and its net income improved 6% for the year ended June 30, 2012. The following table presents summary financial information for Cash Converters’ most recently reported results after translation to U.S. dollars (using the exchange rate as of June 30 of each year for balance sheet items and average exchange rates for the income statement items for the periods indicated):

	As of June 30,
	2012	2011
	(in thousands)
Current assets	$137,646	$119,633
Non-current assets	129,274	117,301
Total assets	$266,920	$236,934
Current liabilities	$45,392	$38,105
Non-current liabilities	31,928	19,180
Shareholders’ equity	189,600	179,649
Total liabilities and shareholders’ equity	$266,920	$236,934

	Year Ended June 30,
	2012	2011	2010
	(in thousands)
Gross revenues	$241,924	$184,315	$111,218
Gross profit	162,598	126,628	84,296
Profit for the year (net income)	30,366	27,385	19,122

At September 30, 2012, the recorded balance of our investment in Cash Converters, accounted for on the equity method, was $74.3 million. Because Cash Converters publicly reports its financial results only semi-annually as of June 30 and December 31, the latest Cash Converters figures available are as of June 30, 2012, at which point our equity in net assets of Cash Converters was $62.1 million. The difference between the recorded balance and our equity in Cash Converters’ net assets represents the $15.0 million of unamortized goodwill, plus the cumulative difference resulting from Cash Converters’ earnings, dividend payments and translation gains and losses since the dates of investment.
The table below summarizes the recorded value and fair value of each of these strategic investments at the dates indicated. These fair values are considered Level 1 estimates within the fair value hierarchy of FASB ASC 820-10-50, and were calculated as (a) the quoted stock price on each company’s principal market multiplied by (b) the number of shares we owned multiplied by (c) the applicable foreign currency exchange rate at the dates indicated. We included no control premium for owning a large percentage of outstanding shares.

	September 30,
	2012	2011
	(in thousands of U.S. dollars)
Albemarle & Bond:
Recorded value	$51,812	$48,361
Fair value	65,109	91,741
Cash Converters:
Recorded value	74,254	71,958
Fair value	100,705	53,600

In August 2011, legislation was proposed in Australia that would, among other things, limit the interest charged on certain consumer loans and prohibit loan extensions and refinancing. That legislation, as proposed, could have adversely affected, Cash Converters’ consumer loan business in Australia, which could have the effect of decreasing Cash Converters’ revenues and earnings. As of September 30, 2011, the fair value of our investment in Cash Converters (based on the market price of Cash Converters’ stock as of that date) was below our recorded value. In light of Cash Converters’ statements at that time regarding its ability to mitigate the potential impact of the proposed legislation, we considered this loss in value to be temporary. The Consumer Credit and Corporations Legislation Amendment (Enhancements) Bill 2011 was passed by the Australian Parliament in August 2012. While imposing new restrictions and limitations on microlending, the new law, which goes into effect on July 1, 2013, incorporates amendments that increase permitted fees and charges over what had been proposed. As of September 30, 2012, the fair value of our investment in Cash Converters was above our recorded value, further supporting our assessment of the loss in value of its stock to be temporary.